Intangible Assets and Goodwill - Schedule of Future Amortization of Amortizable Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
2014	$ 242
2015	242
2016	242
2017	242
2018	242
Thereafter	123
Intangible asset net	$ 1,333